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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended December 31, 2008

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Financial Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, February 11, 2008


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  30
Form 13F Information Table Value Total:  $121,419,825


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12261			Lloyd George Management (Europe) Limited
02  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
QUARTER ENDED 31 December 2008



     NAME OF ISSUER               TITLE         CUSIP      VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                  OF CLASS                X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------       ---------    ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
                                                                                < C>
 CHINA DIGITAL TV HLDG CO LTD	    ADR	      16938G1076   8175    975479  SH 	     DEFINED    02     621860        0  353619
 COMPANHIA VALE DO RIO DOCE         ADR       2044122099   2562    211600  SH        DEFINED    02      87300        0  124300
 COMPANIA DE MINAS BUENAVENTURA     ADR       2044481040    283     14200  SH        DEFINED    02      14200        0       0
 CREDICORP LTD		         COM STOCK    G2519Y1084     15	      300  SH	     DEFINED    01	  300	     0       0
 CREDICORP LTD		         COM STOCK    G2519Y1084   3970     79473  SH	     DEFINED    02      26073        0   53400
 CTRIP.COM INT'L 	            ADR       22943F1003    976     41000  SH        DEFINED    02          0        0   41000
 E-HOUSE CHINA HOLDINGS LTD         ADR       26852W1036     41      5100  SH        DEFINED    01          0        0    5100
 E-HOUSE CHINA HOLDINGS LTD         ADR       26852W1036   2498    308400  SH	     DEFINED    02     139900        0  168500
 HDFC BANK LTD                      ADR       40415F1012   3896     54580  SH        DEFINED    02      54580        0       0
 KOREA EQUITY FUND INC	         COM STOCK    5006341003    108      3149  SH	     DEFINED    02       3149        0       0
 MINDRAY MEDICAL INTL LTD           ADR       6026751007   4384    243550  SH        DEFINED    02     139850        0  103700
 MINDRAY MEDICAL INTL LTD           ADR       6026751007   2507    139300  SH        DEFINED           139300        0       0
 MOBILE TELESYSTEMS                 ADR       6074091090     20       760  SH        DEFINED    01        760        0       0
 MOBILE TELESYSTEMS                 ADR       6074091090   2158     80900  SH        DEFINED    02      33100        0   47800
 NETEASE.COM INC		    ADR       64110W1027   2237    101200  SH        DEFINED    02     101200	     0	     0
 NETEASE.COM INC		    ADR       64110W1027   2736    123800  SH        DEFINED           123800	     0	     0
 NEW ORIENTAL EDUCATION & TECH GRP  ADR       6475811070   7495    136500  SH        DEFINED    01          0        0  136500
 NEW ORIENTAL EDUCATION & TECH GRP  ADR       6475811070  63320   1153160  SH        DEFINED    02     125300        0 1027860
 NEW ORIENTAL EDUCATION & TECH GRP  ADR       6475811070   6260    114000  SH        DEFINED           114000        0       0
 PETROLEO BRAZILEIRO S.A.           ADR       71654V4086    294     12000  SH        DEFINED    02      12000        0       0
 POSCO                              ADR       6934831099    197      2620  SH        DEFINED    02       2620        0	     0
 SINA CORP			    ORD	      G814771047    375	    16200  SH	     DEFINED	02	    0	     0   16200
 SUNTECH POWER HOLDINGS LTD         ADR       86800C1045    515     44000  SH        DEFINED    01      44000        0       0
 SUNTECH POWER HOLDINGS LTD         ADR       86800C1045    577     49290  SH        DEFINED    02      49290        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd       ADR       8740391003   1577    199663  SH        DEFINED    01     199663        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd       ADR       8740391003    255	    32263  SH	     DEFINED    02      32263	     0	     0
 TEVA PHARMACEUTICAL INDS LTD       ADR       8816242098     30       700  SH        DEFINED    01        700        0       0
 TEVA PHARMACEUTICAL INDS LTD       ADR       8816242098   2567     60300  SH        DEFINED    02      60300        0       0
 WIMM-BILL-DANN FOODS		    ADR	      97263M1099     22	      850  SH	     DEFINED    01	  850	     0	     0
 WUXI PHARMATECH CAYMAN INC	    ADR       9293521020   1369    171300  SH        DEFINED    02      81700        0   89600


